Acquisition (Details) - Schedule of purchase price to assets acquired and liabilities	Dec. 31, 2020 USD ($)
Schedule of purchase price to assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 811,773
Prepaid expenses and other current assets	1,977
Balance with the Company	50,000	[1]
Investment in the Company’s shares	122,482	[2]
CLA provided to the Company	167,188	[1]
Liability to National Technological Innovation Authority	(1,006,605)
Accrued expenses and other current liabilities	(123)
Goodwill	265,089	[3]
Total purchase price	$ 411,781

[1]	Such amount was eliminated at the consolidated level.
[2]	Such amount was recorded as Treasury stock within the Consolidated statements of shareholders’ equity (deficit).
[3]	Such amount was impaired following the purchase date since Jet CU has no activity and was recorded within the Consolidated statements of comprehensive loss.